SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

31— SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:

	2020	2019	2018
Income taxes paid (refunds received)	377	289	407
Interest paid	124	87	49
Interest received	10	17	12

Non-cash transactions:	2020	2019	2018
Financing lease obligations incurred	192	203	427
Operating lease obligations incurred	317	3,483	—

Cash paid for amounts included in the measurement of lease liabilities:

2020
Operating cash flow used in operating leases	941
Operating cash flow used in finance leases	18
Financing cash flow used in finance leases	321